Condensed Consolidating Financial Information - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified				1 Months Ended			1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 01, 2013 Subsequent Event	Apr. 01, 2013 Subsequent Event Genworth Holdings	Apr. 01, 2013 Subsequent Event New Genworth	Apr. 01, 2013 Subsequent Event Genworth Mortgage Holdings, LLC	Apr. 01, 2013 Subsequent Event Genworth Mortgage Holdings, Inc.	Apr. 01, 2013 Subsequent Event Genworth Holdings/U.S. Mortgage Insurance Business
Condensed Financial Statements, Captions [Line Items]
Class A Common Stock, par valu	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Percentage of subsidiary common shares distributed as a dividend							84.60%	100.00%
Percentage of subsidiary equity ownership							15.40%		100.00%
Capital contributions				$ 100